Annual Total Returns [BarChart] - LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(6.77%)
2016	5.90%
2017	20.61%
2018	(8.22%)
2019	19.77%
2020	15.47%